NOTES PAYABLE, RELATED PARTY (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Aug. 11, 2022	Jun. 17, 2022	Jun. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Loan amount	$ 10,000,000							$ 27,000,000.0
Maturity date	Aug. 12, 2024
Membership interest in 1044Pro				8.00%		8.00%
Gross proceeds				$ 1,200,000		$ 10,922,329	$ 30,000,000
Origination fee	$ 600,000
Accrued interest						54,384			$ 8,922
American Pacific Bancorp Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan amount			$ 5,700,000
Maturity date			Jun. 01, 2024
Membership interest in 1044Pro			8.00%
Periodic payment			$ 43,897
Gross proceeds		$ 5,522,829
American Pacific Ban Corp Inc Revolving Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan amount	$ 10,000,000
Membership interest in 1044Pro	8.00%
Origination fee	$ 600,000
Readvanced note payable	$ 6,000,000.0
Debt outstanding						1,500,000
Accrued interest						$ 54,384
Decentralized Sharing Systems Inc [Member] | Assignment Of Limited Liability Company Interests Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan amount								27,000,000.0
Accrued interest								240,000
Secured debt								$ 7,240,000